Dividends	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Dividends
35.	DIVIDENDS
On March 31, 2022, the Company made a dividend payment of US$0.05 per common share for shareholders of record at market close on February 28, 2022. A total of $9.3 million (US $7.4 million) was paid and recorded as a distribution through retained earnings.